Other assets-Other / Other liabilities - Schedule of Changes in Goodwill within Other Assets-Other (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Impairment loss on goodwill within Non-interest expenses-Other	[1]	¥ 3,188	¥ 2,840
Wholesale [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss on goodwill within Non-interest expenses-Other
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss on goodwill within Non-interest expenses-Other	[1]	¥ 3,188	¥ 2,840

[1]	For the years ended March 31, 2014 and 2015, Nomura recognized goodwill impairment losses of \2,840 million and \3,188 million respectively, within Other in Nomura's segment information. These are due to a decline in the fair value of a reporting unit caused by decreases in expected cash flows arising from changes in the economic environment. These impairment losses were recorded within Non-interest expenses-Other in the consolidated statements of income. The fair values were determined using DCF valuation techniques.